BALANCE SHEET DETAILS (Schedule of Other Long-term Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other long-term liabilities
Non current income tax payable	$ 6,432	$ 14,048
Non current deferred tax liability		46
Non current deferred rent		169
Others	$ 1,827	1,753
Total other long-term liabilities	$ 8,259	$ 16,016